Private Placement Warrants and Recurring Fair Value Measurements (Details)	12 Months Ended
Dec. 31, 2022 $ / shares shares
Fair Value Disclosures [Abstract]
Private Placement | shares	173,333
Exercise price | $ / shares	$ 11.5